Inventories, net (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventories
Inventory, Gross	¥ 72,428		¥ 82,064
Inventory valuation allowance	(4,370)		(4,115)
Inventories, net	68,058	$ 9,586	77,949
Products
Inventories
Inventory, Gross	71,297		80,966
Packing materials and others
Inventories
Inventory, Gross	¥ 1,131		¥ 1,098